ADVISORSHARES ALPHA DNA EQUITY SENTIMENT ETF

Schedule of Investments

September 30, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 95.8%

Apparel – 1.0%
Oxford Industries, Inc.	5,461	$490,289

Banks – 15.4%
Associated Banc-Corp.	24,027	482,462
Bank OZK	12,451	492,562
Banner Corp.	8,027	474,235
Comerica, Inc.	6,604	469,545
Cullen/Frost Bankers, Inc.	3,577	472,951
East West Bancorp, Inc.	7,192	482,871
First Financial Bancorp	22,304	470,168
FNB Corp.	41,465	480,994
Huntington Bancshares, Inc.	37,154	489,690
Lakeland Financial Corp.	6,352	462,489
Old National Bancorp	28,972	477,169
Regions Financial Corp.	23,374	469,116
Renasant Corp.	14,729	460,723
Seacoast Banking Corp. of Florida	15,523	469,260
Wintrust Financial Corp.	5,920	482,776
Zions Bancorp NA	9,016	458,554
Total Banks		7,595,565

Biotechnology – 1.3%
Biogen, Inc.*	2,459	656,553

Building Materials – 1.0%
American Woodmark Corp.*	10,934	479,565

Chemicals – 1.0%
Albemarle Corp.	1,816	480,223

Commercial Services – 2.0%
Cross Country Healthcare, Inc.*	17,500	496,475
United Rentals, Inc.*	1,858	501,883
Total Commercial Services		998,358

Computers – 4.0%
Crowdstrike Holdings, Inc., Class A*	3,011	496,243
Grid Dynamics Holdings, Inc.*	26,443	495,278
Pure Storage, Inc., Class A*	18,482	505,852
Zscaler, Inc.*	2,995	492,288
Total Computers		1,989,661

Distribution/Wholesale – 4.1%
Core & Main, Inc., Class A*	21,813	496,028
Titan Machinery, Inc.*	18,265	516,169
WESCO International, Inc.*	4,277	510,588
WW Grainger, Inc.	987	482,830
Total Distribution/Wholesale		2,005,615

Electronics – 4.9%
Advanced Energy Industries, Inc.	6,118	473,594
Hubbell, Inc.	2,198	490,154
nVent Electric PLC	15,531	490,935
TE Connectivity Ltd. (Switzerland)	4,256	469,692
TTM Technologies, Inc.*	36,444	480,332
Total Electronics		2,404,707

Energy - Alternate Sources – 1.0%
Enphase Energy, Inc.*	1,732	480,578

Environmental Control – 1.0%
Clean Harbors, Inc.*	4,483	493,040

Hand/Machine Tools – 1.0%
Lincoln Electric Holdings, Inc.	3,804	478,239

Healthcare - Products – 1.0%
Lantheus Holdings, Inc.*	7,215	507,431

Healthcare - Services – 1.0%
Centene Corp.*	6,230	484,756

Home Builders – 1.0%
Skyline Champion Corp.*	9,343	493,964

Mining – 1.0%
Livent Corp.*(a)	15,823	484,975

Miscellaneous Manufacturing – 2.0%
Carlisle Cos., Inc.	1,768	495,765
Eaton Corp. PLC	3,621	482,896
Total Miscellaneous Manufacturing		978,661

Oil & Gas – 10.6%
Continental Resources, Inc.(a)	7,686	513,502
Coterra Energy, Inc.	19,009	496,515
Earthstone Energy, Inc., Class A*(a)	44,344	546,318
Exxon Mobil Corp.	5,737	500,897
Magnolia Oil & Gas Corp., Class A	26,336	521,716
Northern Oil and Gas, Inc.	19,780	542,170
Patterson-UTI Energy, Inc.	43,746	510,953
PBF Energy, Inc., Class A*	16,079	565,338
Permian Resources Corp.*	77,820	529,176
SM Energy Co.	14,167	532,821
Total Oil & Gas		5,259,406

Oil & Gas Services – 4.2%
Halliburton Co.	20,586	506,827
NexTier Oilfield Solutions, Inc.*	71,575	529,655
NOV, Inc.	32,729	529,555
Schlumberger NV	14,224	510,642
Total Oil & Gas Services		2,076,679

Pharmaceuticals – 3.0%
G1 Therapeutics, Inc.*	40,713	508,505
McKesson Corp.	1,410	479,217
Neurocrine Biosciences, Inc.*	4,748	504,285
Total Pharmaceuticals		1,492,007

REITS – 1.0%
DiamondRock Hospitality Co.	66,052	496,051

Retail – 5.9%
Beacon Roofing Supply, Inc.*	9,488	519,183
GMS, Inc.*	12,487	499,605
Lululemon Athletica, Inc.*	1,634	456,801
Ulta Beauty, Inc.*	1,243	498,679
Walmart, Inc.	3,681	477,426
Williams-Sonoma, Inc.	3,974	468,336
Total Retail		2,920,030

Savings & Loans – 1.8%
Northwest Bancshares, Inc.	34,754	469,527
Provident Financial Services, Inc.	20,971	408,934
Total Savings & Loans		878,461

Semiconductors – 10.6%
Analog Devices, Inc.	3,407	474,731
Axcelis Technologies, Inc.*	8,297	502,466
Impinj, Inc.*	5,977	478,339
KLA Corp.	1,578	477,550
Lam Research Corp.	1,288	471,408
Lattice Semiconductor Corp.*	9,963	490,279
Microchip Technology, Inc.	7,785	475,119
Monolithic Power Systems, Inc.	1,304	473,874
NXP Semiconductors NV (China)	3,150	464,657
ON Semiconductor Corp.*	7,596	473,459

ADVISORSHARES ALPHA DNA EQUITY SENTIMENT ETF

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Semiconductors (continued)
Silicon Laboratories, Inc.*	3,889	$480,058
Total Semiconductors		5,261,940

Software – 6.1%
Atlassian Corp. PLC, Class A*	2,241	471,932
Bill.Com Holdings, Inc.*	3,843	508,698
DoubleVerify Holdings, Inc.*	18,410	503,514
Gitlab, Inc., Class A*	10,047	514,607
HashiCorp, Inc., Class A*	16,661	536,318
Splunk, Inc.*	6,065	456,088
Total Software		2,991,157

Telecommunications – 1.0%
Arista Networks, Inc.*	4,419	498,861

Transportation – 7.9%
CSX Corp.	17,655	470,329
Hub Group, Inc., Class A*	7,082	488,516
International Seaways, Inc.(a)	14,156	497,300
JB Hunt Transport Services, Inc.	2,994	468,322
Marten Transport Ltd.	24,688	473,022
Ryder System, Inc.	7,244	546,850
Scorpio Tankers, Inc. (Monaco)	11,835	497,543
Teekay Tankers Ltd., Class A (Bermuda)*	17,116	471,375
Total Transportation		3,913,257

Total Common Stocks
(Cost $48,706,919)		47,290,029

MONEY MARKET FUND – 0.6%
Fidelity Investments Money Market Government Portfolio – Class I, 2.74%(b)
(Cost $289,015)	289,015	289,015

	Notional Amount	Contracts
PURCHASED PUT OPTIONS – 3.7%
Shares Russell 2000 ETF, expiring 01/20/23, Strike Price $155.00	29,760,000	1,920	1,367,040
SPDR S&P 500 ETF Trust, expiring 01/20/23, Strike Price $340.00	11,900,000	350	470,400

Total Purchased Put Options
(Cost $1,660,771)			1,837,440

REPURCHASE AGREEMENTS – 0.8%(c)
Citigroup Global Markets, Inc., dated 09/30/22, due 10/03/22, 2.98%, total to be received $124,677, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.25%, 1/26/23-5/15/48, totaling $127,139)		$124,646	124,646
RBC Dominion Securities, Inc., dated 09/30/22, due 10/03/22, 3.04%, total to be received $249,063, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.00%, 8/15/25-8/20/52, totaling $253,980)		249,000	249,000

Total Repurchase Agreements
(Cost $373,646)			373,646

Total Investments – 100.9%
(Cost $51,030,351)			49,790,130
Liabilities in Excess of Other Assets – (0.9%)			(410,512)
Net Assets – 100.0%			$49,379,618

ETF - Exchange Traded Fund

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,769,773; the aggregate market value of the collateral held by the fund is $1,800,323. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,426,677.
(b)	Rate shown reflects the 7-day yield as of September 30, 2022.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES ALPHA DNA EQUITY SENTIMENT ETF

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$47,290,029	$-	$-	$47,290,029
Money Market Fund	289,015	-	-	289,015
Purchased Put Options	1,837,440	-	-	1,837,440
Repurchase Agreements	-	373,646	-	373,646
Total	$49,416,484	$373,646	$-	$49,790,130

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Apparel	1.0%
Banks	15.4
Biotechnology	1.3
Building Materials	1.0
Chemicals	1.0
Commercial Services	2.0
Computers	4.0
Distribution/Wholesale	4.1
Electronics	4.9
Energy - Alternate Sources	1.0
Environmental Control	1.0
Hand/Machine Tools	1.0
Healthcare - Products	1.0
Healthcare - Services	1.0
Home Builders	1.0
Mining	1.0
Miscellaneous Manufacturing	2.0
Oil & Gas	10.6
Oil & Gas Services	4.2
Pharmaceuticals	3.0
Purchased Put Options	3.7
REITS	1.0
Retail	5.9
Savings & Loans	1.8
Semiconductors	10.6
Software	6.1
Telecommunications	1.0
Transportation	7.9
Money Market Fund	0.6
Repurchase Agreements	0.8
Total Investments	100.9
Liabilities in Excess of Other Assets	(0.9)
Net Assets	100.0%